Statement of Financial Position Statement of Financial Position Parenthetical Disclosures (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
Statement of Financial Position [Abstract]
Allowance for Doubtful Accounts Receivable, Current	$ 37,376	$ 21,870
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	$ 203,897	$ 139,994